Royalty, Stream and Other Interests	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Royalty, Stream and Other Interests	Royalty, Stream and Other Interests
The following table summarizes the carrying values of the Company’s royalty, stream and other interests as at December 31, 2021:

	Costs				Accumulated depletion				Carrying amount
	Balance – January 1, 2021	Transfers	Additions	Balance – December 31, 2021	Balance – January 1, 2021	Depletion	Transfers	Balance – December 31, 2021	Balance – December 31, 2021
	$	$		$	$	$		$	$
Stream interests
Blyvoor Gold Stream	37,000	—	—	37,000	—	(37)	—	(37)	36,963
Woodlawn Silver Stream	19,000	—	—	19,000	(402)	—	—	(402)	18,598
Mercedes and South Arturo Silver Stream	20,086	(20,086)	—	—	(9,659)	(1,266)	10,925	—	—
Mercedes Gold and Silver Stream	—	19,043	12,735	31,778	—	(4,743)	(10,358)	(15,101)	16,677
South Arturo Silver Stream	—	1,043	—	1,043	—	(3)	(567)	(570)	473
Bonikro Gold Stream	35,011	—	—	35,011	(4,083)	(5,152)	—	(9,235)	25,776
Greenstone Gold Stream	—	—	13,622	13,622	—	—	—	—	13,622
Platreef Gold Stream	—	—	18,938	18,938	—	—	—	—	18,938
Total – Stream interests	111,097	—	45,295	156,392	(14,144)	(11,201)	—	(25,345)	131,047
Royalty and other interests
RDM Gold Royalty	5,817	—	—	5,817	(699)	(549)	—	(1,248)	4,569
Gualcamayo Gold Royalty	39,634	—	—	39,634	—	—	—	—	39,634
Suruca Gold Royalty	12,512	—	—	12,512	—	—	—	—	12,512
Troilus Gold Royalty	8,575	—	—	8,575	—	—	—	—	8,575
Moss Gold Royalty	9,086	—	—	9,086	(139)	(390)	—	(529)	8,557
Robertson Gold Royalty	34,665	—	—	34,665	—	—	—	—	34,665
Blackwater Gold Royalty	1,519	—	1,548	3,067	—	—	—	—	3,067
Caserones Copper Royalty	—	—	73,084	73,084	—	(927)	—	(927)	72,157
Total – Royalty and other interests	111,808	—	74,632	186,440	(838)	(1,866)	—	(2,704)	183,736
	222,905	—	119,927	342,832	(14,982)	(13,067)	—	(28,049)	314,783
The following table summarizes the carrying values of the Company’s royalty, stream and other interests as at December 31, 2020:

	Cost			Accumulated depletion			Carrying amount
	Balance – January 1, 2020	Additions	Balance – December 31, 2020	Balance – January 1, 2020	Depletion	Balance – December 31, 2020	Balance – December 31, 2020
Stream interests
Blyvoor Gold Stream	37,000	—	37,000	—	—	—	37,000
Woodlawn Silver Stream	19,000	—	19,000	(35)	(367)	(402)	18,598
Mercedes and South Arturo Silver Stream	20,086	—	20,086	(7,078)	(2,581)	(9,659)	10,427
Bonikro Gold Stream	—	35,011	35,011	—	(4,083)	(4,083)	30,928
Total – Stream interests	76,086	35,011	111,097	(7,113)	(7,031)	(14,144)	96,953
Royalty and other interests
RDM Gold Royalty	—	5,817	5,817	—	(699)	(699)	5,118
Gualcamayo Gold Royalty	—	39,634	39,634	—	—	—	39,634
Suruca Gold Royalty	—	12,512	12,512	—	—	—	12,512
Troilus Gold Royalty	—	8,575	8,575	—	—	—	8,575
Moss Gold Royalty	—	9,086	9,086	—	(139)	(139)	8,947
Robertson Gold Royalty	—	34,665	34,665	—	—	—	34,665
Blackwater Gold Royalty	—	1,519	1,519	—	—	—	1,519
Total – Royalty and other interests	—	111,808	111,808	—	(838)	(838)	110,970
	76,086	146,819	222,905	(7,113)	(7,869)	(14,982)	207,923

Acquisitions – 2021
Platreef Gold Stream
On December 7, 2021, the Company entered into a gold purchase agreement with Ivanplats (Pty) Ltd. (“Ivanplats”), the owner and operator of the Platreef palladium-rhodium-platinum-nickel-copper-gold project (“Platreef Project”) located in South Africa. Pursuant to the gold purchase agreement, Nomad will provide up-front cash deposits totalling $75 million in gold stream funding to Ivanplats as part of a $200 million gold stream co-investment with OMF Fund III (Ra) LLC, a fund related to the Company's majority shareholders (the “Platreef Gold Stream”). On December 16, 2021, the Company completed the first deposit of $18.75 million pursuant to gold purchase agreement. The second deposit is conditional upon satisfaction of certain conditions precedent.
Greenstone Gold Stream
On October 28, 2021, the Company entered into a gold purchase agreement with OMF Fund II (SC) Ltd. (“OMF (SC)”) a fund related to the Company's majority shareholders and a related party, with respect to its 40% interest in Greenstone Gold Mines LP ("GGM"), which is the owner of the Greenstone Gold project (the “Greenstone Gold Stream”) located in the province of Ontario, Canada. Equinox, through its wholly-owned subsidiary Premier Gold Mines Hardrock Inc., owns the remaining 60% interest in GGM. Pursuant to the agreement, Nomad will provide up-front cash deposits totalling $95 million. On December 14, 2021, the Company completed the first deposit of $13.3 million. The second deposit is conditional upon satisfaction of certain conditions precedent prior to June 30, 2023.
Blackwater Gold Royalty
On January 11, 2021, the Company completed the acquisition of a 0.21% net smelter return (“NSR”) royalty on the Blackwater Gold project, located in the province of British Columbia, Canada, and satisfied the second and last tranche of the purchase price by issuing an aggregate of 79,185 common shares of the Company and by paying $876,000 in cash to the vendors. The fair value of $669,000 for the consideration paid in common shares is calculated with reference to the closing price of the Company's common shares on the TSX on the business day prior to the date of the issuance.
The acquisitions of the Platreef Gold Stream, the Greenstone Gold Stream and the Blackwater Gold Royalty have been recorded as acquisitions of assets as the acquired assets do not constitute businesses under IFRS 3. The assets acquired were recorded at the fair value of the consideration paid and allocated to the royalty and stream interests based on their estimated relative fair values. The consideration paid and the allocation to the royalty and stream interests acquired are summarized as follows:

	Platreef Gold Stream	Greenstone Gold Stream	Blackwater Gold Royalty
Consideration paid for the acquisitions:	$	$	$
79,185 common shares issued to private vendors	—	—	669
Cash	18,750	13,300	876
Nomad’s transaction costs	188	322	3

	18,938	13,622	1,548
Assets acquired:
Royalty and stream interests	18,938	13,622	1,548

	18,938	13,622	1,548

Caserones Copper Royalty
On August 31, 2021, the Company acquired a 37.5% ownership interest in Compañia Minera Caserones (“CMC”), a private Chilean company that holds the payment rights to 32.5% of a 2.88% NSR royalty on the Caserones copper mine in Chile (the “Caserones Copper Royalty”). The acquisition of the 37.5% ownership interest is in addition to the 30% ownership interest acquired in May 2021 described in Note 11 for a total ownership interest of 67.5%. The Company concluded that it acquired control over CMC on August 31, 2021.
The CMC acquisition has been recorded as an acquisition of assets as CMC does not constitute a business under IFRS 3. The assets acquired and liabilities assumed were initially recognized applying a cost accumulation approach to measure the consideration paid. The consideration paid and the allocation to the net assets acquired are summarized as follows:

Compañia Minera Caserones
Consideration paid for the acquisition:	$

Cash	27,250
Pre-held interest (Note 11)	23,180
Adjustment to purchase price(1)	(1,196)
Nomad’s transaction costs	109
Non-controlling interest	23,757

73,100

Net assets acquired:
Cash acquired	2,311
Other net liabilities assumed	(2,295)
Royalty interest	73,084

73,100
(1)Under the terms of the sale and purchase of share of CMC between the Company and the vendor, the Company was entitled to the dividend related to the activities of CMC for the period from April 1, 2021 to August 31, 2021. As at August 31, 2021, the dividend declared to and receivable by the private vendors was assigned to the Company and accounted for as a reduction of the consideration paid.
The following is summarized selected financial information for the period from September 1, 2021 to December 31, 2021 for CMC's statement of income and as at December 31, 2021 for CMC's balance sheet, prepared in accordance with IFRS and before inter-company eliminations.

$
Statement of income
Other revenue	2,905
Depletion of royalty	927
Income tax expense	934
Net income and comprehensive income	667
Net income and comprehensive income attributable to non-controlling interests	217

Balance sheet
Amount receivable	2,178
Royalty interest	72,157
Income and withholding taxes payable	706
Acquisitions – 2020
On May 27, 2020, the Company completed the acquisitions of the Bonikro Gold Stream and the Yamana Portfolio, comprised of the RDM Gold Royalty, the Gualcamayo Gold Royalty, the Suruca Gold Royalty and the DCP Commercial Production Payment. These acquisitions are described in Note 10. On July 31, 2020, the Company completed the acquisition of an NSR royalty on the Troilus Gold project located in the province of Québec, Canada. The Company satisfied the purchase price payable to a private vendor by issuing 5,769,231 units of the Company prior to the consolidation of common shares (Note 15), comprised of 0.1 common share (on a post-consolidation basis (Note 15)) and one-half of a common share purchase warrant and by paying $1.9 million in cash.
On September 28, 2020, the Company completed the acquisition of Valkyrie Royalty Inc., the owner of a 0.50% to 3% NSR royalty on the Moss Gold Mine located in Arizona, United States, by issuing 739,997 common shares on a post-consolidation basis (Note 15) to the vendors.
On November 19, 2020, the Company acquired all of the outstanding common shares of Coral Gold Resources Ltd. (“Coral”), the owner of a 1% to 2.25% sliding scale NSR royalty on the Robertson Project. For each common share of Coral, shareholders received 0.80 of a unit of the Company, comprised of 0.1 common share (on a post-consolidation basis (Note 15)) and one-half of a common share purchase warrant and $0.05 in cash.
On December 23, 2020, the Company completed the acquisition of the first half of a 0.21% NSR royalty on the Blackwater Gold Project. The Company satisfied the first tranche of the purchase price payable to the private vendors by issuing an aggregate of 79,185 common shares of the Company on a post-consolidation basis (Note 15) and by paying $0.9 million in cash.
These acquisitions have been recorded as acquisitions of assets as the acquired assets do not constitute businesses under IFRS 3. The assets acquired were recorded at the fair value of the consideration paid and allocated to the assets and liabilities based on their estimated relative fair values. The consideration paid and the allocation to the net assets acquired are summarized as follows, on a post-consolidation basis (Note 15):

	Troilus Gold Royalty	Moss Gold Royalty	Robertson Gold Royalty	Blackwater Gold Royalty
Consideration paid for the acquisitions:	$	$	$	$
576,923 common shares issued to private vendors(1)(2)	6,456	—	—	—
739,997 common shares issued to acquire Valkyrie Royalty Inc. (2)	—	8,906	—	—
3,999,423 common shares issued to acquire Coral Gold Resources Ltd.(2)	—	—	37,603	—
79,185 common shares issued to private vendors(2)	—	—	—	628
2,884,616 common share purchase warrants issued to private vendor(1)	209	—	—	—
19,997,118 common share purchase warrants issued to acquire Coral Gold Resources Ltd.(3)	—	—	2,629	—
Cash	1,869	—	1,909	861
Nomad’s transaction costs	41	366	531	30

	8,575	9,272	42,672	1,519
Net assets acquired:
Cash acquired	—	77	8,118	—
Other net assets acquired (net liabilities assumed)	—	109	(111)	—
Royalty interests	8,575	9,086	34,665	1,519

	8,575	9,272	42,672	1,519
(1)The purchase price was satisfied by the issuance of 5,769,231 units of the Company prior to the consolidation of common shares (Note 15). Each unit consisted of 0.1 common share (on a post-consolidation basis (Note 15)) and one-half of one common share purchase warrant of Nomad. The common share purchase warrants entitle the holders to purchase 0.1 common share of the Company, on a post-consolidation basis (Note 15), at a price of CA$17.50 per common share for a period of 2 years. The warrants are callable by the Company if the daily volume weighted average trading price of the common shares on the TSX exceeds CA$21.90 for a period of 20 consecutive trading days. The fair value of the common share purchase warrants was estimated using the Black-Scholes option pricing model and adjusted to reflect the impact of the callable option by the Company based on the following weighted average assumptions: risk-free interest rate of 0.3%, average projected volatility of 49%, dividend yield of 1.3%, average expected life of warrants of 2 years for a fair value of CA$0.10 per common share purchase warrant.
(2)The fair value of the consideration paid in common shares is calculated with reference to the closing price of the Company's common shares on the TSX on the business day prior to the date of the issuance.
(3)The common share purchase warrants entitle the holders to purchase 0.1 common share of the Company, on a post-consolidation basis (Note 15), at a price of CA$17.10 per common share for a period of 2 years. The warrants are callable by the Company if the daily volume weighted average trading price of the common shares on the TSX exceeds the warrants exercise price by 25% for a period of 20 consecutive trading days starting one year from the acquisition. The fair value was estimated using the Black-Scholes option pricing model and adjusted to reflect the impact of the callable option by the Company based on the following weighted average assumptions: risk-free interest rate of 0.27%, average projected volatility of 49%, dividend yield of 1.63%, average expected life of warrants of 2 years for a fair value of CA$0.17 per common share purchase warrant.
A brief overview of the royalty, stream and other assets is as follows:
Blyvoor Gold Stream
The Blyvoor Gold Stream is a gold stream interest on the Blyvoor Gold Mine located in South Africa. The Blyvoor Gold Mine is owned and operated by Blyvoor Gold (Pty.) Ltd. ("Blyvoor Gold").
The following is a summary of the material terms of the Blyvoor Gold Stream:
•For the first 300,000 ounces of gold delivered under the stream, a 10% gold stream on the first 160,000 ounces of gold produced within a calendar year, then 5% stream on any additional gold produced within the calendar year;
•following delivery of the first 300,000 ounces of gold, but until the production of the first 10.32 million ounces of gold, a 0.5% stream on the first 100,000 ounces of gold produced in each calendar year; and
•is subject to an ongoing payment of $572 per ounce.
The Blyvoor Gold Stream is secured against the property and assets of Blyvoor Gold.
Bonikro Gold Stream
The Bonikro Gold Stream is a gold stream interest on the Bonikro Gold Mine located in Côte d’Ivoire. The Bonikro Gold Mine is owned and operated by Allied Gold Corp.
The following is a summary of the material terms of the Bonikro Gold Stream:
•Initially, delivery of 6% of refined gold in respect of each lot, until both (i) 650,000 ounces of refined gold have been outturned following the closing date of the stream agreement; and (ii) 39,000 ounces of refined gold have been delivered;
•thereafter, 3.5% of refined gold in respect of each lot, until both (i) 1,300,000 ounces of refined gold have been outturned; and (ii) 61,750 ounces of refined gold have been delivered;
•thereafter, 2% of refined gold in respect of each lot; and
•subject to an ongoing payment at the lesser of $400 per ounce and the gold market price on the business day immediately preceding the date of delivery.
The Bonikro Gold Stream is secured by first ranking security over all present and after acquired property of the seller and the guarantors party under the Bonikro Gold Stream agreement dated October 7, 2019.
Deliveries under the Bonikro Gold Stream were settled on a net cash basis as opposed to physical settlement until the beginning of June 2020. Since then, the Company has been receiving physical delivery of gold.
Greenstone Gold Stream
The Greenstone Gold Stream is a gold stream interest on the Greenstone Gold Project located in Ontario, Canada. The Greenstone Gold Project is owned and operated by GGM.
The following is a summary of the material terms of the Greenstone Gold Stream:
•For the first 120,333 ounces of gold delivered under the stream, a 5.938% gold stream on the gold production attributed to Orion's 40% interest in GGM;
•thereafter, a 3.958% gold stream on the gold production attributed to Orion's 40% interest in GGM for the remaining life of mine; and
•subject to an ongoing payment of 20% of the prevailing gold market price for each ounce of gold acquired and to an ongoing payment to GGM of $30 per ounce of gold delivered to support environmental, social and governance programs implemented by GGM at the Greenstone Gold Project.
Mercedes and South Arturo Silver Stream
The Mercedes and South Arturo Silver Stream was a silver stream interest on the Mercedes Mine and South Arturo Mine, which are located in Mexico and Nevada, United States, respectively.
On April 7, 2021, the Company amended its Mercedes and South Arturo silver stream in connection with the closing of the acquisition of Premier by Equinox and the creation of a new company called i-80 Gold Corp. (“i-80 Gold”). The Company entered into a second amended and restated purchase and sale agreement (gold and silver) with certain subsidiaries of Equinox in respect of the Mercedes Mine in Mexico (the “Mercedes Gold and Silver Stream Agreement”) and a new purchase and sale agreement (silver) with i-80 Gold in respect of the South Arturo Mine (the “South Arturo Silver Stream Agreement”).
The following is a summary of the material terms of the Mercedes and South Arturo Silver Stream prior to the amendments completed on April 7, 2021:
•Delivery of (i) 100% on the silver production from the Mercedes Mine and 100% on the silver production from the South Arturo Mine attributable to Premier Gold (40% attribution), until a total of 3.75 million ounces of refined silver have been delivered; and (ii) after a total of 3.75 million ounces of refined silver have been delivered, the delivery will be reduced to 30%;
•minimum annual delivery of 300,000 ounces of refined silver until the cumulative delivery of 2.1 million ounces; and
•subject to an ongoing cash purchase price equal to 20% of the prevailing silver market price.
Mercedes Gold and Silver Stream
Starting on April 7, 2021, the Mercedes Gold and Silver Stream is a gold and a silver stream interest on the Mercedes Mine, which is owned and operated by Equinox.
The following is a summary of the material terms of the Mercedes Gold and Silver Stream:
Silver:
•Delivery of (i) 100% on the silver production from the Mercedes Mine, until a total of 3.75 million ounces of refined silver have been delivered; and (ii) after a total of 3.75 million ounces of refined silver have been delivered, the delivery will be reduced to 30%;
•minimum annual delivery of 300,000 ounces of refined silver until the cumulative delivery of 2.1 million ounces; and
•subject to an ongoing cash purchase price equal to 20% of the prevailing silver market price.
Gold:
•Fixed quarterly gold deliveries of 1,000 ounces of refined gold from the Mercedes Mine (subject to upward and downward adjustments in certain circumstances), plus an additional 6.5% of such adjusted amount payable in refined gold until an aggregate of 9,000 ounces of gold have been delivered (not including any refined gold received pursuant to the additional 6.5% of the adjusted amount); and
•if the quarterly average gold price is greater than $1,650 per ounce in any quarter, then the aggregate gold quantity deliverable in the next quarter is reduced by 100 ounces of refined gold, and if the quarterly average gold price is less than $1,350 per ounce, then the aggregate gold quantity deliverable is increased by 100 ounces of refined gold.
Concurrently with the Company entering into the Mercedes Gold and Silver Stream Agreement, the Gold Prepay Loan (Note 8) was terminated.
In connection with the amendments to the Mercedes Gold and Silver Stream Agreement, the cost and related accumulated depletion of the original Mercedes and South Arturo Silver Stream were transferred to the Mercedes Gold and Silver Stream (and to the South Arturo Silver Stream described below) on April 7, 2021. The cost of the gold stream acquired in connection with the termination of the Gold Prepay Loan was evaluated to the fair value of the Gold Prepay Loan prior to termination representing the non-cash consideration given to acquire the gold stream component of the Mercedes Gold and Silver Stream.
South Arturo Silver Stream
Starting on April 7, 2021, the Company and i-80 Gold entered into a new South Arturo Silver Stream Agreement for a silver stream interest on the South Arturo Mine, which was 60% owned by Nevada Gold Mines LLC (“NGM”), a joint venture between Barrick Gold Corporation (“Barrick”) and Newmont Corporation, and 40% by i-80 Gold. On October 14, 2021, i-80 Gold announced that it has completed an asset exchange agreement with NGM pursuant to which NGM became the 100% owner of the South Arturo Mine.
The following is a summary of the material terms of the South Arturo Silver Stream:
•Delivery of (i) 100% of the attributable silver production (40% attribution) from the existing mineralized areas and (ii) 50% on the attributable silver production (40% attribution) from the exploration area at the South Arturo Mine; and
•subject to an ongoing cash purchase price equal to 20% of the prevailing silver market price.
Platreef Gold Stream
The Platreef Gold Stream is a gold stream interest on the Platreef Project located in South Africa. The Platreef Project is owned and operated by Ivanplats, which is 64% owned by Ivanhoe Mines Ltd.
The following is a summary of the material terms of the Platreef Gold Stream:
•Delivery of 100% of the payable gold production from the Platreef Project (37.5% attributable to the Company), until a total of 350,000 ounces of refined gold have been delivered (131,250 attributable to the Company);
•thereafter, delivery of 80% of the payable gold production from the Platreef Project (30% attributable to the Company), until a total of 685,280 ounces of refined gold have been delivered (256,980 attributable to the Company);
•thereafter, delivery of 5% of payable gold production from the stream area as long as certain conditions are met; and
•subject to an ongoing cash purchase price equal to the lower of the market price or $100 per ounce until 685,280 ounces of refined gold have been delivered (256,980 attributable to the Company) and an ongoing cash purchase price equal to 80% of the prevailing gold market price thereafter.
Woodlawn Silver Stream
The Woodlawn Silver Stream is a silver stream on the Woodlawn Mine located in Australia. The Woodlawn Mine is operated by Heron and has been put into care and maintenance due to COVID-19 and other factors from the commissioning stage.
The following is a summary of the material terms of the Woodlawn Silver Stream Agreement:
•The stream amount on payable silver is as follows:
•80% of the number of ounces of payable silver contained in the product until 2,150,000 ounces of refined silver have been sold and delivered;
•thereafter, 40% of the number of ounces of payable silver contained in the product until 3,400,000 ounces of refined silver have been sold and delivered;
•thereafter, 25% of payable silver for the remaining life of mine after; and
•subject to an ongoing payment of 20% of the prevailing silver market price for each ounce of silver acquired.
•The stream amount on payable zinc is as follows:
•Silver stream based on payable zinc where the amount of zinc is converted to silver at a rate of 170.2 ounces of silver per metric tonne of zinc;
•zinc stream rate of 0.30% until 140 tonnes of payable zinc have been delivered, thereafter, 1.15% until 910 tonnes of payable zinc delivered (in the aggregate), thereafter, 2.25% until 4,200 tonnes of payable zinc have been delivered (in the aggregate), and thereafter, 0.75% of payable zinc for the remaining life of the mine; and
•subject to an ongoing payment of 20% of prevailing silver market price.
As part of the stream arrangement, the Company is entitled to a marketing fee equal to 0.2% fee payable on each tonne of payable lead contained in the project lead concentrates of the Woodlawn mine until such time as the fees has been paid for and in respect of 100,000 tonnes of payable lead.
The Woodlawn Silver Stream is secured by, among other things, a security interest in all of the present and after acquired property of the seller.
On February 17, 2022, DEVELOP Global Limited (“DEVELOP”) announced it has agreed to acquire Heron. In connection with the acquisition of Heron by DEVELOP, the existing Woodlawn Silver Stream will remain in place, subject to the amendments described in Note 25.
Blackwater Gold Royalty
The Blackwater Gold Royalty consists of a 0.21% NSR royalty on all metals and minerals produced from a specific mineral tenure which covers a portion of the Blackwater Gold Project. The Blackwater Gold Project is a development project located in central British Columbia, Canada and operated by Artemis Gold Inc.
Caserones Copper Royalty
The Caserones Copper Royalty consists of the payment rights to 32.5% of a 2.88% NSR royalty on the Caserones Mine (see above in subsection Acquisitions – 2021). The Caserones Mine is located in Chile and is owned and operated by Minera Lumina Copper Chile, which is indirectly owned by JX Nippon Mining & Metals Corporation. The rights to the Caserones Copper Royalty are held by CMC, in which the Company has a 67.5% ownership interest.
Gualcamayo Gold Royalty
The Gualcamayo Gold Royalty consists of a NSR royalty on the Gualcamayo Mine which is located in Argentina and is currently operated by Mineros S.A. The oxides component of the Gualcamayo Mine is in production. The deep carbonates project (“DCP”) component of the mine is at the pre-feasibility study stage of development.
The details of the Gualcamayo Gold Royalty, including the DCP Commercial Production Payment, are as follows:
•2% NSR royalty based on the production from the oxides, excluding the first 396,000 ounces of gold contained in product produced from the non-DCP component of the mine; the maximum aggregate amount payable under the Gualcamayo Gold Royalty is capped at $50 million;
•1.5% NSR royalty on production from the DCP in perpetuity; and
•DCP commercial production payment of $30 million upon commencement of the DCP commercial production whereby the Company is entitled to be paid by Mineros Chile S.A. the DCP commercial production payment within five business days of commencement of the DCP commercial production (the “DCP Commercial Production Payment”). As at December 31, 2021, the DCP component of the Gualcamayo mine has not been declared in commercial production.
Moss Gold Royalty
The Moss Gold Royalty consists of a 0.5% to 3% NSR royalty on all metals and minerals produced from specific claims within the Moss Gold Mine as follows:
•a 1.0% NSR royalty on certain patented lode claims with no other royalty within the Moss Gold Mine;
•a 0.5% overriding NSR royalty on all production within the Moss Gold Mine derived from certain patented load claims with other royalty interests; and
•a 3% NSR royalty on any and all production derived from 63 unpatented lode claims within the Moss Gold Mine and on public lands within one mile of Moss Gold Mine’s outside perimeter of the claim boundary at the time of execution of the agreement relating to the Moss Gold Royalty.
The Moss Gold Mine is located in Arizona, United States, and has been producing since 2018 by the operator Elevation Gold Mining Corporation, formerly Northern Vertex Mining Corp.
RDM Gold Royalty
The RDM Gold Royalty consists of a NSR royalty on the RDM Gold Mine located in Brazil. The RDM Gold Mine is operated by Mineração Riacho dos Machados, a wholly-owned Brazilian subsidiary of Equinox, and is currently in production.
The details of the RDM Gold Royalty are as follows:
•1% NSR royalty on the revenue related to the sale of gold;
•2% NSR royalty on the revenue related to sale of mineral products which originates in any other minerals (base metals); and
•payable on a semi-annual basis in February and August of each year.
Robertson Gold Royalty
The Robertson Gold Royalty consists of a 1.00% to 2.25% sliding scale NSR royalty on the Robertson property and is determined based on the observed gold price during each quarterly period of production based on the average LBMA Gold Price PM, as follows:

Average gold price during the quarter ($/ounce)	Applicable NSR royalty rate
Up to and including $1,200	1.00%
$1,200.01 to $1,400	1.25%
$1,400.01 to $1,600	1.50%
$1,600.01 to $1,800	1.75%
$1,800.01 to $2,000	2.00%
Over $2,000	2.25%
In the event that the Robertson property is not placed into production by December 31, 2024, then beginning on January 1, 2025, and continuing on an annual basis thereafter until the earlier of (i) the date commercial production commences and (ii) January 2, 2034, Barrick Cortez Inc. will make annual advance royalty payments of $0.5 million, which will be non-refundable and fully credited against any future obligations under the Robertson Gold Royalty.
The Robertson property is an advanced gold exploration project located in Nevada, United States and operated by Barrick Cortez Inc., a wholly-owned subsidiary of Barrick Gold Corporation.
Suruca Gold Royalty
The Suruca Gold Royalty consists of a 2% NSR royalty on the Suruca gold deposit upon which the Suruca Project is being developed. The Suruca Project is located in Brazil. The Suruca Project is a gold development project operated by Mineração Maracá Indústria e Comércio S.A., the owner of the Chapada Copper-Gold Mine and a subsidiary of Lundin Mining Corporation. The Suruca Project is not yet in production.
Troilus Gold Royalty
The Troilus Gold Royalty consists of a 1% NSR royalty on all metals and minerals produced from 81 mining claims and one surveyed mining lease comprising the Troilus Gold Project. The Troilus Gold Project is an advanced gold exploration project located within the Frotêt-Evans Greenstone Belt in Québec, Canada and owned by Troilus Gold Corp.